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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08480

                     Van Kampen Real Estate Securities Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04



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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


           VAN KAMPEN REAL ESTATE SECURITIES FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                            NUMBER OF
           DESCRIPTION                                                                       SHARES             VALUE

           COMMON AND PREFERRED STOCKS    97.6%
           DIVERSIFIED    3.5%
           FrontLine Capital Group (a) (b)                                                  185,000                    0
           Vornado Realty Trust                                                             250,125           15,677,835
                                                                                                       ------------------
                                                                                                              15,677,835
                                                                                                       ------------------

           HEALTHCARE    1.2%
           Healthcare Realty Trust, Inc.                                                     23,000              897,920
           Omega Healthcare Investors, Inc.                                                 239,500            2,577,020
           Senior Housing Property Trust                                                     96,100            1,712,502
           Ventas, Inc.                                                                      14,700              381,024
                                                                                                       ------------------
                                                                                                               5,568,466
                                                                                                       ------------------

           INDUSTRIAL    7.3%
           AMB Property Corp.                                                               455,610           16,866,682
           Catellus Development Corp.                                                        45,000            1,192,950
           ProLogis Trust                                                                   407,163           14,348,424
                                                                                                       ------------------
                                                                                                              32,408,056
                                                                                                       ------------------

           LODGING/RESORTS    10.8%
           Hilton Hotels Corp.                                                              536,900           10,115,196
           Host Marriott Corp.                                                            1,019,100           14,297,973
           Innkeepers USA Trust                                                              59,600              741,424
           Interstate Hotels & Resorts, Inc. (a)                                             38,298              155,107
           Lodgian, Inc. (a)                                                                 44,500              440,550
           Meristar Hospitality Corp. (a)                                                    53,700              292,665
           Starwood Hotels & Resorts Worldwide, Inc.                                        474,428           22,022,948
           Wyndham International, Inc.-Preferred Ser II (a) (b)                              19,618            1,123,251
           Wyndham International, Inc.- Convertible Preferred Ser B (a) (b)                  36,331            1,977,723
           Wyndham International, Inc., Class A (a)                                         362,698              297,412
                                                                                                       ------------------
                                                                                                              51,464,249
                                                                                                       ------------------

           OFFICE    21.7%
           Arden Realty, Inc.                                                               523,100           17,042,598
           Beacon Capital Partners, Inc. (a) (b)                                            177,900              753,878
           Boston Properties, Inc.                                                          384,700           21,308,533
           Brandywine Realty Trust                                                           12,900              367,392
           Brookfield Properties Corp. (Canada)                                             791,089           25,520,531
           Equity Office Properties Trust                                                   505,482           13,774,384
           Mack-Cali Realty Corp.                                                            76,500            3,388,950



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           VAN KAMPEN REAL ESTATE SECURITIES FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                            NUMBER OF
           DESCRIPTION                                                                       SHARES             VALUE


           PS Business Parks, Inc.                                                           10,500              418,425
           Reckson Associates Realty Corp.                                                  299,600            8,613,500
           SL Green Realty Corp.                                                             46,450            2,406,574
           Trizec Properties, Inc.                                                            7,550              120,573
                                                                                                       ------------------
                                                                                                              93,715,338
                                                                                                       ------------------

           OTHER    0.9%
           Atlantic Gulf Communities Corp. (a) (b)                                          131,004                    0
           Atlantic Gulf Communities Corp. - Convertible Preferred Ser B (a) (b)             30,570                    0
           Atlantic Gulf Communities Corp. - Preferred Ser B, 144A - Private
            Placement (a) (b) (c)                                                            43,609                    0
           Broadreach Group Ltd. (a) (b)                                                    724,587              724,587
           Cabot Industrial Value Fund (b)                                                      523              261,500
           Correctional Properties Trust                                                     57,830            1,578,759
           Wellsford Real Properties, Inc. (a)                                               99,510            1,507,577
                                                                                                       ------------------
                                                                                                               4,072,423
                                                                                                       ------------------

           REAL ESTATE MANAGEMENT & DEVELOPMENT    0.6%
           St. Joe Co.                                                                       58,500            2,794,545
                                                                                                       ------------------

           RESIDENTIAL APARTMENTS    18.3%
           American Campus Communities, Inc.                                                 62,700            1,163,712
           Apartment Investment & Management Co., Class A                                   307,600           10,698,328
           Archstone-Smith Trust                                                            685,300           21,682,892
           Avalonbay Communities, Inc.                                                      379,100           22,829,402
           BRE Properties, Inc.                                                               4,725              181,204
           Equity Residential Properties Trust                                              302,998            9,392,938
           Essex Property Trust, Inc.                                                       128,550            9,236,318
           Gables Residential Trust                                                          13,600              464,440
           Post Properties, Inc.                                                            197,800            5,914,220
                                                                                                       ------------------
                                                                                                              81,563,454
                                                                                                       ------------------

           RESIDENTIAL MANUFACTURED HOMES    0.8%
           Affordable Residential Communities                                                23,400              341,640
           Manufactured Home Communities, Inc.                                               94,390            3,137,524
                                                                                                       ------------------
                                                                                                               3,479,164
                                                                                                       ------------------

           RETAIL REGIONAL MALLS    18.2%
           Forest City Enterprises, Inc.                                                     59,000            3,250,900
           General Growth Properties, Inc.                                                  132,890            4,119,590


           VAN KAMPEN REAL ESTATE SECURITIES FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                            NUMBER OF
           DESCRIPTION                                                                       SHARES             VALUE


           Macerich Co.                                                                      80,600            4,295,174
           Rouse Co.                                                                        374,600           25,053,248
           Simon Property Group, Inc.                                                       703,100           37,707,253
           Taubman Centers, Inc.                                                            423,545           10,940,167
                                                                                                       ------------------
                                                                                                              85,366,332
                                                                                                       ------------------

           RETAIL STRIP CENTERS    7.8%
           Acadia Realty Trust                                                               16,010              236,148
           Chelsea Property Group, Inc.                                                      24,050            1,613,755
           Federal Realty Investment Trust                                                  373,100           16,416,400
           Heritage Property Investment Trust                                                57,525            1,678,004
           Kimco Realty Corp.                                                                16,700              856,710
           Pan Pacific Retail Properties, Inc.                                               15,970              863,977
           Price Legacy Corp.                                                                 3,800               72,010
           Regency Centers Corp.                                                            283,200           13,165,968
                                                                                                       ------------------
                                                                                                              34,902,972
                                                                                                       ------------------

           SELF STORAGE    5.6%
           Public Storage, Inc.                                                             309,424           15,331,959
           Shurgard Storage Centers, Inc., Class A                                          252,700            9,804,760
                                                                                                       ------------------
                                                                                                              25,136,719
                                                                                                       ------------------

           TOTAL LONG-TERM INVESTMENTS    97.7%
              (Cost $291,073,821)                                                                            436,149,553

           REPURCHASE AGREEMENT    1.9%
           Bank of America Securities LLC ($8,561,000 par collateralized by
           U.S. Government obligations in a pooled cash account, interest rate of 1.79%, dated 09/30/04, to be sold on 10/01/04 at
           $8,561,426)                                                                                         8,561,000
                                                                                                       ------------------
              (Cost $8,561,000)

           TOTAL INVESTMENTS    99.6%
              (Cost $299,634,821)                                                                            444,710,553

           OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                       1,673,319
                                                                                                       ------------------

           NET ASSETS    100.0%                                                                             $446,383,872
                                                                                                       ------------------




           Percentages are calculated as a percentage of net assets.

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           VAN KAMPEN REAL ESTATE SECURITIES FUND

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



                                                                                            NUMBER OF
           DESCRIPTION                                                                       SHARES             VALUE


(a) Non-income producing security as this stock currently does not declare dividends.

(b) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
           These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Real Estate Securities Fund

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
   -------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004